Borrowings - Principal Payments Due (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturities of Long-term Debt and Capital Lease Obligations [Abstract]
2020	$ 61,736
2021	167,630
2022	68,794
2023	81,710
2024 and thereafter	114,496
Total	$ 494,366	$ 519,051